Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of September 30, 2020 and December 31, 2019 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade accounts payable	45,804	52,062
Down payments from clients	473	565
Liberty (Note 16)	-	41,032
Other accounts payable	29,830	34,403
Total	76,107	128,062